SIGNIFICANT RISKS AND UNCERTAINTIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT RISKS AND UNCERTAINTIES [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	As of December 31,
	2013		2014
	Amount	%	Amount	%

Client B	1,855	11.6	435	2.4